Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Organization

Arcadia Biosciences, Inc. (the "Company," "Arcadia" or "management"), was incorporated in Arizona in 2002 and maintains its headquarters in Dallas, Texas, with additional office space in Sacramento, California. The Company was reincorporated in Delaware in March 2015.

Arcadia has leveraged its history as a leader in science-based approaches to develop high value products and drive innovation in the consumer goods industry. Since acquiring the assets of Zola in May 2021, Arcadia has provided consumers with a way to rehydrate, reset, and reenergize with Zola coconut water products. Previously, Arcadia developed products primarily in wheat, which it commercialized through the sales of seed, grain and food products, as well as through trait licensing and royalty agreements.

On March 28, 2025, Arcadia entered into an agreement with Bioceres Crop Solutions Corp. ("BIOX") pursuant to which BIOX agreed to transfer to the Company all rights and materials relating to certain soy traits that were included in licenses granted by the Company to BIOX in the November 2020 sale of Verdeca. In addition, BIOX agreed to pay a total of $750,000 to the Company. The Company agreed to transfer to BIOX all of the Company's granted patents, pending applications, related materials and documents related to the Company's reduced gluten and oxidative stability patents. In addition, the parties agreed to amend a previous agreement between the parties to eliminate any obligation to pay the Company future product royalties under the agreement. The Company recorded a gain of $750,000 on the condensed consolidated statement of operations and comprehensive income (loss) related to this transaction as the patents, pending applications and future product royalties have no carrying value. As of March 31, 2025, the Company received payment for $500,000 of the $750,000. The Company received payment for the remaining $250,000 in April 2025.

On December 4, 2024, Arcadia, Roosevelt Resources LP (“Roosevelt” or the “Partnership”) and Elliott Roosevelt, Jr. and David A. Roosevelt, in their capacities as representatives of the limited partners of the Partnership entered into a Securities Exchange Agreement (as it may be amended from time to time, the “Exchange Agreement”). Subject to the terms of the Exchange Agreement and to the satisfaction or waiver of the conditions set forth in the Exchange Agreement, at the closing of the transactions contemplated by the Exchange Agreement (the "Closing"), Arcadia agreed to issue shares of its common stock to the limited partners of Roosevelt in exchange for all of the limited partnership interests of Roosevelt and to the sole member of the general partner of Roosevelt (together with the limited partners, referred to collectively as the “Limited Partners”) in exchange for its membership interest (together with the limited partnership interests of the Limited Partners, the “Partner Interests”) in the limited liability company that is the general partner of Roosevelt (such exchange, contributions and issuances referred to as the “Exchange”). As a result of the Exchange, Arcadia will continue and Roosevelt will continue as a wholly owned subsidiary of Arcadia. Upon completion of the Exchange, and based on the number of shares issuable pursuant to the Exchange Agreement (and assuming that no other shares are issuable to third parties in connection with the Closing), the Limited Partners and the Arcadia stockholders as of immediately prior to the Closing will own 90% and 10%, respectively, of the shares of common stock of Arcadia outstanding immediately after the Closing. On February 14, 2025, the Company filed a registration statement on Form S-4 with the SEC relating to the shares to be issued in the transaction. The registration statement also included a proxy statement/prospectus relating to a meeting of stockholders of the Company to be held to vote on proposals approve the issuance of shares pursuant to the Exchange Agreement and related proposals. On April 30, 2025, the parties to the Exchange Agreement entered into a First Amendment to Securities Exchange Agreement. See Note 18 for additional information.

On May 16, 2024, Arcadia sold the GoodWheat™ brand to Above Food Corp. for net consideration of $3.7 million. The strategic decision to sell GoodWheat enabled the Company to monetize its intellectual property early. The assets sold consisted primarily of grain and finished goods inventories, formulations and trademarks. The disposition of GoodWheat met the "held for sale" criteria per ASC 205-20-45-1B and represented a strategic shift that had a major effect on the Company's operations and financial results. As a result, the financial statements and related notes as of March 31, 2025 and 2024 reflect the GoodWheat disposition as a discontinued operation. The disposition of

GoodWheat resulted in a loss of $1,500 during the second quarter of 2024. Refer to Notes 3 and 7 for further details of the transaction.

On May 14, 2024, Arcadia sold its non-GMO Resistant Starch (“RS”) durum wheat trait to longtime partner Corteva Agriscience (“Corteva”) for total cash consideration of $4.0 million. Under the terms of the agreement, Arcadia retained certain rights to use the RS durum wheat trait. Refer to Note 9 for further details of the transaction.

In August 2019, the Company entered into a joint venture agreement with Legacy Ventures Hawaii, LLC (“Legacy,” see Note 8) to grow, extract, and sell hemp products. The partnership Archipelago Ventures Hawaii, LLC (“Archipelago”), combined the Company’s genetic expertise and resources with Legacy’s experience in hemp extraction and sales. In October 2021, Arcadia and Legacy mutually agreed to wind down the cultivation activities of Archipelago, due to regulatory challenges and a saturated hemp market.

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial statements and are in the form prescribed by the Securities and Exchange Commission (the “SEC”) in instructions to Form 10-Q and Rule 10-01 of Regulation S-X. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the periods indicated. All material intercompany accounts and transactions have been eliminated in consolidation. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, Arcadia Wellness, and Archipelago.

The Company uses a qualitative approach in assessing the consolidation requirement for variable interest entities ("VIEs"). This approach focuses on determining whether the Company has the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and whether the Company has the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.

For all periods presented, the Company has determined that it is the primary beneficiary of Archipelago, a joint venture, as it has a controlling interest in Archipelago. Accordingly, the Company consolidates Archipelago in the condensed consolidated financial statements after eliminating intercompany transactions. For consolidated joint ventures, the non-controlling partner’s share of the assets, liabilities and operations of the joint venture is included in non-controlling interests as equity of the Company. The non-controlling partner’s interest is generally computed as the joint venture partner’s ownership percentage of Archipelago. The non-controlling partner’s equity interests are presented as non-controlling interests on the condensed consolidated balance sheets.

The information included in these condensed consolidated financial statements and notes thereto should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2024 included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 25, 2025.

Reclassifications

Certain previously reported financial information has been reclassified to conform to the current year presentation. For a discussion of the reclassification of the financial presentation of our former GoodWheat brand reported as discontinued operations, see Note 3. Unless otherwise noted, amounts and disclosures throughout these notes to condensed consolidated financial statements relate solely to continuing operations and exclude all discontinued operations.

Liquidity, Capital Resources, and Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities during the normal course of business. Since inception, the Company has financed its operations primarily through equity financings. As of March 31, 2025, the Company had an accumulated deficit of $276.3 million, cash and cash equivalents of $3.2 million and current note receivable of $2.0 million. For the three months ended March 31, 2025, the Company had net income of $2.6 million and net cash used in operations of $1.6 million. For the twelve months ended December 31, 2024, the Company had net loss of $7.0 million and net cash used in operations of $9.6 million.

With cash and cash equivalents of $3.2 million and current note receivable of $2.0 million as of March 31, 2025, the Company believes that its existing cash and cash equivalents and current note receivable will not be sufficient to meet its anticipated cash requirements for at least the next 12 months from the issuance date of these financial statements, which raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2024, the Company entered into a business combination agreement with Roosevelt Resources, LP. However, the Company may still seek to raise additional funds through debt or equity financings. The sale of additional equity would result in dilution to the Company’s stockholders. The incurrence of debt would result in debt service obligations, and the instruments governing such debt could provide for additional operating and financing covenants that would restrict operations. If the Company requires additional funds and is unable to secure adequate additional funding on terms acceptable to the Company, the Company may be forced to reduce spending, extend payment terms with suppliers, or liquidate assets. Any of these actions could materially harm the Company's business, results of operations and financial condition.

Note 1. Description of Business

Organization

Arcadia Biosciences, Inc. (the "Company," "Arcadia" or "management"), was incorporated in Arizona in 2002 and maintains its headquarters in Dallas, Texas, with additional office space in Sacramento, California. The Company was reincorporated in Delaware in March 2015.

Since acquiring the assets of Zola in May 2021, Arcadia has provided consumers with a way to rehydrate, reset, and reenergize with Zola coconut water products. Arcadia has leveraged its history as a leader in science-based approaches to develop high value products and drive innovation in the consumer goods industry. Previously, Arcadia developed products primarily in wheat, which it commercialized through the sales of seed, grain and food ingredients and products, and through trait licensing and royalty agreements.

On May 16, 2024, Arcadia sold the GoodWheat™ brand to Above Food for net consideration of $3.7 million. The strategic decision to sell GoodWheat enabled the Company to monetize its intellectual property early. The assets sold consisted primarily of grain and finished goods inventories, formulations and trademarks. The disposition of GoodWheat met the "held for sale" criteria per ASC 205-20-45-1B and represented a strategic shift that had a major effect on the Company's operations and financial results. As a result, the financial statements and related notes as of December 31, 2024 and 2023 reflect the GoodWheat disposition as a discontinued operation. The disposition of GoodWheat resulted in a loss of $1,500 during the year ended December 31, 2024. Refer to Notes 4 and 8 to the consolidated financial statements for further details of the transaction.

On May 14, 2024, Arcadia sold its non-GMO Resistant Starch (“RS”) durum wheat trait to longtime partner Corteva Agriscience (“Corteva”) for total cash consideration of $4.0 million. Under the terms of the agreement, Arcadia retained certain rights to use the RS durum wheat trait. Refer to Note 11 to the consolidated financial statements for further details of the transaction.

In May 2021, Arcadia’s wholly owned subsidiary Arcadia Wellness, LLC (“Arcadia Wellness”) acquired the businesses of Eko Holdings, LLC, Lief, LLC, and Zola. The acquisition included Saavy Naturals™, a line of natural body care products, Soul Spring™, a CBD-infused botanical therapy brand in the natural category, and ProVault™, a THC-free CBD sports performance formula made with natural ingredients, providing effective support and recovery for athletes (collectively, “body care brands”). Also included in the purchase was Zola, a coconut water sourced exclusively with sustainably grown coconuts from Thailand. In July 2022, the Company entered into an agreement to license Saavy Naturals to Radiance Beauty and Wellness, Inc. (“Radiance Beauty”). In July 2023, Arcadia’s management made the decision to exit the remaining body care brands, Soul Spring and ProVault, as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In August 2019, the Company entered into a joint venture agreement with Legacy Ventures Hawaii, LLC (“Legacy,” see Note 9) to grow, extract, and sell hemp products. The partnership Archipelago Ventures Hawaii, LLC (“Archipelago”), combined the Company’s genetic expertise and resources with Legacy’s experience in hemp extraction and sales. In October 2021, Arcadia and Legacy mutually agreed to wind down the cultivation activities of Archipelago, due to regulatory challenges and a saturated hemp market.

In February 2012, the Company formed Verdeca, which was equally owned with Bioceres. Verdeca was formed to develop and deregulate soybean varieties using both partners’ agricultural technologies. In November 2020, Arcadia sold its membership interest in Verdeca to Bioceres in a transaction in which Arcadia received cash, shares of Bioceres stock and a royalty stream of up to $10.0 million on sales of Haab 4 soybeans (“HB4”). An additional $2.0 million in cash is to be paid to Arcadia upon Verdeca of achieving commercial plantings of at least 200,000 hectares of HB4 or China approving the HB4 soybean trait for “food and feed”. During 2022, Bioceres received China's approval of the HB4 soybean trait and as a result, Arcadia recorded license revenue of $862,000 and a gain on sale of Verdeca of $1.1 million on the consolidated statements of operations and comprehensive loss. The Company received the full payment of $2.0 million as of December 31, 2023.

Reverse Stock Split

In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock. On February 15, 2023, the Company’s stockholders approved the certificate of amendment to the Company’s certificate of incorporation, which the Company filed on February 27, 2023 with the Secretary of State of Delaware to effect the reverse split on March 1, 2023. As a result of the reverse stock split, 19,118 additional shares of common stock were issued in lieu of fractional shares. All issued and outstanding common stock, options to purchase common stock and per share amounts contained in the consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Liquidity, Capital Resources, and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities during the normal course of business. Since inception, the Company has financed its operations primarily through equity and debt financings. As of December 31, 2024, the Company had an accumulated deficit of $278.9 million and cash and cash equivalents of $4.2 million. For the years ended December 31, 2024 and 2023, the Company had net losses of $7.0 million and $14.0 million, respectively, and net cash used in operations of $9.6 million and $15.3 million, respectively. The Company believes that its existing cash and cash equivalents will not be sufficient to meet its anticipated cash requirements for at least the next 12 months from the issuance date of these financial statements, and thus raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company may seek to raise additional funds through debt or equity financings. The Company may also consider entering into additional partner arrangements. The sale of additional equity would result in dilution to the Company’s stockholders. The incurrence of debt would result in debt service obligations, and the instruments governing such debt could provide for additional operating and financing covenants that would restrict operations. If the Company requires additional funds and is unable to secure adequate additional funding at terms agreeable to the Company, the Company may be forced to reduce spending, extend payment terms with suppliers, liquidate assets, or suspend or curtail planned product launches. Any of these actions could materially harm the business, results of operations and financial condition.